Loss per Share	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Loss per Share [Text Block]
19.	Loss per Share

The weighted average number of common shares for the purposes of diluted loss per share reconciles to the weighted average number of common shares used in the calculation of basic loss per share as follows:

	August 31,	August 31,	August 31,
	2018	2017	2016

Weighted average number of common shares used in the calculation of basic loss per share	215,152,381	187,869,637	167,184,272
Diluted impact of convertible redeemable preferred shares	-	-	-
Diluted impact of warrants	-	-	-
Diluted impact of stock options	-	-	-

Weighted average number of common used in the calculation of diluted loss per share	215,152,381	187,869,637	167,184,272

The loss used to calculate the basic and diluted loss per common share for the year ended August 31, 2018 was $3,240,744 (2017 - $3,357,321, 2016 - $3,539,645).

As at August 31, 2018, the Company had 31,179,240 (2017 - 24,649,240, 2016 - 24,392,610) warrants and 11,345,000 (2017 - 10,335,000, 2016 - 10,640,000) stock options outstanding. The Company also had 570 Preferred Shares outstanding as at August 31, 2018 (2017 – 480, 2016 – Nil), which could had been converted into 59,235,294 common shares based on the closing price of the Company’s common shares on the TSX of $0.075 on August 31, 2018. These warrants, options and Preferred Shares could potentially dilute earnings per share in the future, but have not been included in the diluted loss per share calculation because they were antidilutive for the years ended August 31, 2018, August 31, 2017 and August 31, 2016.